Financial result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income on:
Loans, bank deposits and receivables	€ 4,182	€ 3,771
Total interest income arising from financial assets not measured at fair value through profit or loss	4,182	3,771
Finance income	4,182	3,771
Interest expense	(1,423,157)	(1,643,990)	€ (1,140,047)
Unwind of discount on asset retirement obligation	(1,993)	(1,964)	(1,544)
Finance costs	(1,425,150)	(1,645,953)	(1,141,591)
Net finance costs recognized in profit or loss	€ (1,420,968)	€ (1,642,182)	€ (1,141,591)